Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Brighthouse Funds Trust I
Brighthouse Artisan International Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Brighthouse/Artisan International Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximum long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 50% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Artisan Partners Limited Partnership (“Artisan Partners” or “Subadviser”), subadviser to the Portfolio, invests, under normal market conditions, substantially all of the Portfolio’s assets in common stocks and similar securities, and invests at least 65% of the Portfolio’s net assets in securities of non-U.S. companies located in a minimum of four different countries. The Portfolio invests primarily in developed markets but also may invest up to 35% of its net assets in emerging and less developed markets. The Portfolio typically holds securities representing at least 15 countries. The maximum investment in any single country is 30% of the Portfolio’s net assets. The percentage limits above are measured using the market value of the Portfolio’s assets at the time of purchase.Stock SelectionArtisan Partners employs a fundamental stock selection process focused on identifying long-term growth opportunities to build a portfolio of non-U.S. growth companies of all market capitalizations. Artisan Partners seeks to invest in companies within its preferred themes with sustainable growth characteristics at attractive valuations that do not fully reflect their long-term potential.◾Themes. Artisan Partners identifies long-term secular growth trends with the objective of investing in companies that have meaningful exposure to these trends. Artisan Partners’ fundamental analysis focuses on those industry leaders with attractive growth and valuation characteristics that will be long-term beneficiaries of any structural change and/or trend.◾Sustainable Growth. Artisan Partners applies a fundamental approach to identifying the long-term, sustainable growth characteristics of potential investments. Artisan Partners seeks high-quality companies that typically have a sustainable competitive advantage, a superior business model, and a high-quality management team.◾Valuation. Artisan Partners uses multiple valuation metrics to establish a target price range. Artisan Partners assesses the relationship between its estimate of a company’s sustainable growth prospects and its current valuation.Artisan Partners constructs the portfolio without regard to index weightings. There are no restrictions on the size of the companies in which the Portfolio may invest. Artisan Partners may sell a security when Artisan Partners thinks the security is approaching full valuation, changing circumstances affect the original reasons for the security’s purchase, the company exhibits deteriorating fundamentals, or more attractive opportunities are identified by Artisan Partners.The Portfolio buys and sells non-U.S. currencies to facilitate transactions in portfolio securities because many of the Portfolio’s investments typically are traded in currencies other than U.S. dollars. The Portfolio is also directly or indirectly exposed to changes in foreign currency exchange rates when it holds certain U.S. dollar-denominated securities, such as depositary receipts.The Portfolio tries to maintain a cash position of no more than 5% of its net assets, although cash flows, including from contract owners’ purchases and sales of Portfolio shares and the Portfolio’s purchases and sales of portfolio securities, may cause the Portfolio’s cash position to be larger or smaller. As a result, the Portfolio may at times hold more than 5% of its net assets in cash.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus. The significance of any specific risk to an investment in the Portfolio will vary over time, depending on the composition of the Portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, changes in general economic conditions, such as prevailing interest rates or investor sentiment, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the COVID-19 pandemic. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.Foreign Investment Risk. Investments in foreign securities, whether direct or indirect, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social, economic and other developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates.Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceeds repatriation restrictions, withholding and other taxes, some of which may be confiscatory, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.Focused Investment Risk. Substantial investments in a relatively small number of securities or issuers, or a particular market, industry, group of industries, country, region, group of countries, asset class or sector make the Portfolio’s performance more susceptible to any single economic, market, political or regulatory occurrence affecting those particular securities or issuers or that particular market, industry, group of industries, country, region, group of countries, asset class or sector than a portfolio that invests more broadly.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	 An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index.Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	 As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return for Class  A Shares as of<br/>December 31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest QuarterQ4 202217.18%Lowest QuarterQ1 2020-21.32%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2022
Brighthouse Artisan International Portfolio | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.79%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Net Operating Expenses	rr_NetExpensesOverAssets	0.78%
1 Year	rr_ExpenseExampleYear01	$ 80
3 Years	rr_ExpenseExampleYear03	251
5 Years	rr_ExpenseExampleYear05	438
10 Years	rr_ExpenseExampleYear10	$ 977
2015	rr_AnnualReturn2015	(3.49%)
2016	rr_AnnualReturn2016	(9.11%)
2017	rr_AnnualReturn2017	31.64%
2018	rr_AnnualReturn2018	(10.68%)
2019	rr_AnnualReturn2019	30.22%
2020	rr_AnnualReturn2020	7.91%
2021	rr_AnnualReturn2021	8.70%
2022	rr_AnnualReturn2022	(19.10%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.32%)
1 Year	rr_AverageAnnualReturnYear01	(19.10%)
5 Years	rr_AverageAnnualReturnYear05	1.99%
SinceInception	rr_AverageAnnualReturnSinceInception	2.88%
InceptionDate	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2014
Brighthouse Artisan International Portfolio | Class B
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.04%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Net Operating Expenses	rr_NetExpensesOverAssets	1.03%
1 Year	rr_ExpenseExampleYear01	$ 105
3 Years	rr_ExpenseExampleYear03	330
5 Years	rr_ExpenseExampleYear05	573
10 Years	rr_ExpenseExampleYear10	$ 1,270
1 Year	rr_AverageAnnualReturnYear01	(19.27%)
5 Years	rr_AverageAnnualReturnYear05	1.75%
SinceInception	rr_AverageAnnualReturnSinceInception	2.67%
InceptionDate	rr_AverageAnnualReturnInceptionDate	Nov. 12, 2014
Brighthouse Artisan International Portfolio | MSCI AC World (ex-U.S.) Index (reflects no deduction for mutual fund fees or expenses)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.00%)
5 Years	rr_AverageAnnualReturnYear05	0.88%
SinceInception	rr_AverageAnnualReturnSinceInception	2.58%

[1]	Brighthouse Investment Advisers, LLC has contractually agreed, for the period May 1, 2023 through April 30, 2024, to reduce the Management Fee for each class of the Portfolio. This arrangement may be modified or discontinued prior to April 30, 2024, only with the approval of the Board of Trustees of the Portfolio.